Taxation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current tax expense:
Bermuda	$ 0	$ 0	$ 0
Foreign	(0.5)	92.1	127.5
Deferred tax expense:
Bermuda	0	0	0
Foreign	20.3	8.4	(7.9)
Tax effect related to internal sales of assets	0	0	(92.1)
Amortization of tax effect on internal sale of assets	9.1	9.1	12.0
Total provision	28.9	109.6	39.5
Effective tax rate	10.90%	37.60%	13.80%
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes at statutory rate	0	0	0
Effect of internal sale of assets	0	0	(92.1)
Effect of amortization of tax on internal sale of assets	9.1	9.1	12.0
Effect of change in uncertain tax positions relating to prior year	0	79.0	24.0
Effect of taxable income in various countries	19.8	21.5	95.6
Components of Deferred Tax Assets [Abstract]
Pension	15.4	12.8
Contracts and long term maintenance	1.0	22.5
Loss carry forward	2.9	0
Gross deferred tax asset	19.3	35.3
Components of Deferred Tax Liabilities [Abstract]
Long term maintenance	32.9	34.2
Tax depreciation	0.4	0
Pensions	2.4	0
Gross deferred tax liability	35.7	34.2
Net deferred tax (liability)/asset	(16.4)	1.1
Net deferred taxes, classified [Abstract]
Short-term deferred tax asset	2.9	9.5
Long-term deferred tax asset	16.4	25.8
Short-term deferred tax liability	0	(12.1)
Long-term deferred tax liability	(35.7)	(22.1)
Net deferred tax (liability)/asset	(16.4)	1.1
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance beginning of period	142.0	63.0
Additions		79.0
Reduction due to sale of entities	(142.0)
Balance end of period	0	142.0	63.0
Income Tax Examination [Line Items]
Income taxes at statutory rate (as a percent)	0.00%	0.00%
Threshold for tax claims payable by parent	$ 63
NORWAY
Income Tax Examination [Line Items]
Open Tax Year	2011
UNITED KINGDOM
Income Tax Examination [Line Items]
Open Tax Year	2011
IRELAND
Income Tax Examination [Line Items]
Open Tax Year	2013